Other investments (Tables)	12 Months Ended
Dec. 31, 2011
Other investments
Other investments

end of	2011	2010

Other investments (CHF million)

Equity method investments	2,542	3,954

Non-marketable equity securities [1]	7,879	10,157

Real estate held for investment	783	476

Life finance instruments [2]	2,022	1,895

Total other investments	13,226	16,482

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.